Revenue from Operations - Summary of Disaggregated Revenues From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 12,780	$ 11,799	$ 10,939
Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	5,008	3,685
Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7,772	8,114
Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	4,029	3,778	3,594
Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,976	1,935	1,760
Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,687	1,488	1,378
Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,652	1,483	1,287
Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,285	1,163	1,035
Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	981	882	796
Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	822	743	729
Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	348	327	$ 360
Operating Segments | Digital | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,626	1,180
Operating Segments | Digital | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	867	673
Operating Segments | Digital | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	681	516
Operating Segments | Digital | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	631	437
Operating Segments | Digital | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	489	347
Operating Segments | Digital | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	357	297
Operating Segments | Digital | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	260	185
Operating Segments | Digital | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	97	50
Operating Segments | Core | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,403	2,598
Operating Segments | Core | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,109	1,262
Operating Segments | Core | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,006	972
Operating Segments | Core | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,021	1,046
Operating Segments | Core | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	796	816
Operating Segments | Core | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	624	585
Operating Segments | Core | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	562	558
Operating Segments | Core | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	251	277
North America
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7,855	7,141
North America | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,358	2,290
North America | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,298	1,255
North America | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,033	796
North America | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	908	838
North America | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	722	619
North America | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	920	844
North America | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	537	438
North America | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	79	61
Europe
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,085	2,847
Europe | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	842	698
Europe | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	558	548
Europe | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	271	271
Europe | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	592	507
Europe | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	503	499
Europe | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	27	15
Europe | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	267	287
Europe | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	25	22
INDIA
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	333	292
INDIA | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	184	172
INDIA | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7	3
INDIA | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	27	8
INDIA | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2
INDIA | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	12	12
INDIA | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	29	20
INDIA | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	6	2
INDIA | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	66	75
Rest of the World
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,507	1,519
Rest of the World | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	645	618
Rest of the World | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	113	129
Rest of the World | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	356	413
Rest of the World | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	150	138
Rest of the World | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	48	33
Rest of the World | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	5	3
Rest of the World | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	12	16
Rest of the World | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 178	$ 169